CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income		$ 21,134,000	$ 76,548,000	$ 144,848,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses		83,239,000	98,812,000	103,810,000
Equity in net earnings of affiliate		(4,540,000)	(1,190,000)	0
Deferred tax expense		3,620,000	1,728,000	7,171,000
Amortization of deferred charges and debt guarantee, net		2,683,000	7,154,000	5,969,000
Foreign exchange losses/(gains)		941,000	(995,000)	3,657,000
Unit options expense		207,000	234,000	238,000
Drydocking expenditure		(10,463,000)	(25,522,000)	(20,660,000)
Dividends received from affiliates		2,328,000	1,191,000	0
Realized loss on bond repurchase		0	0	6,327,000
Interest element included in obligation under finance lease		3,000	(55,000)	(44,000)
Gain on recognition of net investment in leased vessel		(4,195,000)	0	0
Sales-type lease payments received in excess of interest income		2,030,000	0	0
Change in market value of derivatives		43,746,000	(5,921,000)	(15,894,000)
Change in assets and liabilities:
Trade accounts receivable		10,682,000	(9,730,000)	2,189,000
Inventories		(670,000)	1,475,000	458,000
Other current assets and non-current assets		(6,421,000)	3,906,000	1,529,000
Amounts due to/(from) related parties		3,622,000	(319,000)	17,856,000
Trade accounts payable		(2,836,000)	(3,610,000)	1,417,000
Accrued expenses		3,414,000	(6,566,000)	9,889,000
Other current liabilities		4,183,000	26,000	1,670,000
Net cash provided by operating activities		152,707,000	137,166,000	270,430,000
Investing activities
Additions to vessels and equipment		(10,232,000)	(10,735,000)	(426,000)
Dividends received from affiliates		14,216,000	755,000	0
Acquisition of investment in affiliate from Golar		(10,296,000)	(9,652,000)	(70,000,000)
Net cash used in investing activities		(6,312,000)	(19,632,000)	(70,426,000)
Financing activities
Proceeds from long-term debt (including related parties)		40,000,000	51,419,000	375,000,000
Repayments of long-term debt (including related parties)		(100,156,000)	(155,902,000)	(228,816,000)
Repurchase of high yield bonds and related swaps		0	0	(234,197,000)
Repayments of obligation under finance lease		(1,569,000)	(1,286,000)	(821,000)
Financing arrangement fees and other costs		0	(1,699,000)	(5,377,000)
Proceeds from issuances of equity, net of issue costs		0	13,854,000	255,040,000
Common units repurchased and canceled		(1,565,000)	(13,980,000)	0
Advances from/(releases to) related party for Methane Princess lease security deposit		601,000	633,000	(1,498,000)
Cash distributions paid		(126,599,000)	(165,250,000)	(161,060,000)
Dividends paid to non-controlling interests		0	0	(7,000,000.0)
Net cash used in financing activities		(189,288,000)	(272,211,000)	(8,729,000)
Effect of exchange rate changes on cash		3,723,000	(6,118,000)	10,487,000
Net (decrease)/increase in cash, cash equivalents and restricted cash		(39,170,000)	(160,795,000)	201,762,000
Cash, cash equivalents and restricted cash at beginning of year	[1]	269,092,000	429,887,000	228,125,000
Cash, cash equivalents and restricted cash at end of year	[1]	229,922,000	269,092,000	429,887,000
Cash paid during the year for:
Interest expense		75,892,000	81,962,000	62,670,000
Income taxes		13,791,000	5,929,000	4,470,000
Total cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	$ 229,922,000	$ 429,887,000	$ 228,125,000

[1]	The following table identifies the balance sheet line-items included in "cash, cash equivalents and restricted cash" presented in the consolidated statements of cash flows: